INCOME TAX	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 14 - INCOME TAX
a)	Deferred Tax Assets and Liabilities

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	2017	2016
	$	$

Non-Capital Losses	5,046,141	4,371,641
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	5,176,259	4,501,759

As at December 31, 2017, the Company has non-capital losses of approximately $5,046,100 which may be applied to reduce Canadian taxable income of future years. These non-capital losses expire as follows:

$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032 to 2037	2,083,600

5,046,100

b)	Income Tax Expense

The income tax expense of the Company is reconciled to the net loss for the year as reported in the consolidated statement of comprehensive loss as follows:

	2017	2016	2015
	$	$	$

Recovery of Income Tax Calculated at the Statutory Rate of 12.63% (2016 – 13%; 2015– 13.5%)	(85,158)	(22,486)	(75,253)
Deferred Tax Assets Not Recognized	84,315	(21,519)	68,065
Expiration of Non-Capital Losses	-	-	7,188
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	843	44,005	-

Income Tax Expense	-	-	-